Note 17 - Tangible assets - Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tangible Assets By Geography [Line Items]
Tangible Assets	€ 7,191	€ 8,941	€ 9,944
Issued in Euros [Member]
Tangible Assets By Geography [Line Items]
Tangible Assets	2,574	3,692	4,584
Total foreign [Member]
Tangible Assets By Geography [Line Items]
Tangible Assets	€ 4,617	€ 5,249	€ 5,360